Prepaid Expenses and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepayments and Other Current Assets [Abstract]
Prepayments to suppliers	$ 1,168,922	$ 167,100
Tax prepayment	72,886	113,339
Deposits	72,716	84,423
Other receivables	4,928	86,355
Subtotal	1,319,452	451,217
Allowance for doubtful accounts	(73,196)
Total prepaid expenses and other current assets	$ 1,246,256	$ 451,217